Other Intangible Assets - Schedule of Expected Amortization Expense (Details) $ in Millions	Dec. 31, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Year ending December 31, 2025	$ 138
Year ending December 31, 2026	131
Year ending December 31, 2027	120
Year ending December 31, 2028	109
Year ending December 31, 2029	$ 96